Stockholders' Equity (Deficit) - Schedule of Key Assumptions (Details) - $ / shares	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Equity [Abstract]
Dividend yield	0.00%	0.00%	0.00%	0.00%
Expected volatility	90.57%	69.20%	93.11%	69.00%
Risk-free rate of return	2.81%	1.96%	2.66%	2.05%
Expected term (years)	5 years 9 months 17 days	6 years 2 months 6 days	5 years 11 months 5 days	5 years 9 months 22 days
Fair Value per share (usd per share)	$ 1.02	$ 3.59	$ 2.12	$ 4.40